Restricted Cash (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restricted Cash [Abstract]
Restricted cash relating to the issuance of guarantees	$ 10.0	$ 0.0
Restricted cash relating to debt financings	1.1	0.0
Total restricted cash	11.1	0.0
Less: amounts included in current restricted cash	(3.3)	0.0	$ (69.4)	$ (63.4)
Non-current restricted cash	$ 7.8	$ 0.0	$ 0.0	$ 0.0